TRADE RECEIVABLES AND OTHER	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
TRADE RECEIVABLES AND OTHER
TRADE RECEIVABLES AND OTHER

As at December 31 ($ millions)	2017	2016
Trade receivables from customers	178	162
Other receivables	335	274
Prepayments	17	16
Allowance for doubtful accounts	(1)	(1)
Total trade receivables and other	529	451